PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

9. PROPERTY, PLANT AND EQUIPMENT

        The net book value of property, plant and equipment as of December 31, 2010 and 2009, was as follows:

	December 31,
	2010	2009
Network, base station equipment and related leasehold improvements	$10,631,101	$9,391,900
Office equipment, computers and other	1,102,584	1,053,199
Buildings and related leasehold improvements	742,263	890,913
Vehicles	81,085	56,846

Property, plant and equipment, at cost	12,557,033	11,392,858
Accumulated depreciation	(6,196,117)	(5,098,418)
Construction in progress and equipment for installation	1,610,914	1,456,177

Property, plant and equipment, net	$7,971,830	$7,750,617

        Depreciation expense during the years ended December 31, 2010, 2009 and 2008, amounted to $1,521.6 million, $1,380.8 million and $1,528.0 million, respectively.